United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/08

Date of Reporting Period:  Fiscal year ended 9/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$9.72	$9.79	$9.89	$10.11	$10.23
Income From Investment Operations:
Net investment income	0.48 [2]	0.52	0.48 [2]	0.52	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)	(0.06)	(0.09)	(0.23)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.46	0.39	0.29	0.40
Less Distributions:
Distributions from net investment income	(0.52)	(0.53)	(0.49)	(0.51)	(0.44)
Distributions from net realized gain on investments	--	--	--	--	(0.08)
TOTAL DISTRIBUTIONS	(0.52)	(0.53)	(0.49)	(0.51)	(0.52)
Net Asset Value, End of Period	$9.61	$9.72	$9.79	$9.89	$10.11
Total Return [3]	4.27%	4.85%	4.11%	2.96%	4.09%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.33%	0.33%	0.33%
Net investment income	4.94%	5.35%	4.95%	5.11%	4.23%
Expense waiver/reimbursement [4]	0.22%	0.21%	0.39%	0.50%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$299,358	$290,967	$271,216	$260,040	$242,943
Portfolio turnover [5]	25%	66%	143%	79%	86%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2008		2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$9.72		$9.79	$9.89	$10.11	$10.23
Income From Investment Operations:
Net investment income	0.46	[2]	0.50	0.45 [2]	0.49	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)		(0.06)	(0.09)	(0.23)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.39		0.44	0.36	0.26	0.37
Less Distributions:
Distributions from net investment income	(0.50)		(0.51)	(0.46)	(0.48)	(0.41)
Distributions from net realized gain on investments	--		--	--	--	(0.08)
TOTAL DISTRIBUTIONS	(0.50)		(0.51)	(0.46)	(0.48)	(0.49)
Net Asset Value, End of Period	$9.61		$9.72	$9.79	$9.89	$10.11
Total Return [3]	4.00	% [4]	4.57%	3.82%	2.66%	3.78%

Ratios to Average Net Assets:
Net expenses	0.62%		0.61%	0.62%	0.62%	0.63%
Net investment income	4.67%		5.08%	4.67%	4.80%	3.93%
Expense waiver/reimbursement [5]	0.44%		0.41%	0.44%	0.45%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,002		$68,287	$70,660	$62,647	$51,855
Portfolio turnover [6]	25%		66%	143%	79%	86%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.11% on the total return. (See Notes to Financial Statements, Note 5.)

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 997.90	$1.75
Institutional Service Shares	$1,000	$ 996.60	$3.24
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.25	$1.77
Institutional Service Shares	$1,000	$1,021.75	$3.29

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.65%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 4.27% for the Institutional Shares and 4.00% for the Institutional Service Shares. The Institutional Shares total return consisted of 5.40% taxable dividends and 1.13% depreciation in the net asset value (NAV). The Institutional Service Shares total return consisted of 5.13% taxable dividends and 1.13% depreciation in the NAV. The Lehman Brothers Mortgage-Backed Securities Index returned 7.02%. 1 The fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the Index.

During the 12-month reporting period, the fund's investment strategy focused on sector allocation.

MARKET OVERVIEW

What began as concerns over subprime mortgage security losses and a slowing economy morphed into a full-blown financial crisis. Financial institutions posted hundreds of billions of dollars in losses during the reporting period, resulting in a reduction of inter-bank lending and consumer credit. The capital losses, combined with a lack of counterparty confidence, brought credit market activity to a halt, necessitating aggressive Federal Reserve action.

Policymakers acted with unprecedented speed, providing multiple lending facilities designed to ease market strain. Additionally, aggressive rate cuts were initiated to reduce the cost of credit. The federal funds target rate was reduced a cumulative 2.75% with seven separate rate cuts. Despite these efforts, several large financial institutions failed, merged or were nationalized. Fannie Mae and Freddie Mac's regulator placed the government sponsored enterprises into conservatorship due to their impaired financial condition. American International Group (AIG), a provider of insurance services, was nationalized with an $85 billion capital injection as the firm was considered too large to fail. Lehman Brothers, an investment bank in operation for over 150 years, declared bankruptcy in light of security losses and the inability to obtain financing. These are just a few examples to highlight market turbulence during the reporting period.

1 The LBMBS is comprised of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The LBMBS is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

Given these developments, investors fled to the safety and security of U.S. Treasury securities, driving interest rates down across the maturity spectrum, more so in shorter maturities. Two- and ten-year Treasuries yielded 1.96% and 3.82% at period end, declines of 2.02% and 0.76%, respectively.

Agency mortgage-to-Treasury yield spreads increased 26 basis points, negatively impacting mortgage-backed securities (MBS) performance. Non-agency MBS suffered to a greater degree as delinquencies increased and demand faltered.

SECTOR ALLOCATION

Non-agency MBS produced the greatest impact on performance. Sector exposure increased as valuations reached levels which, at the time of purchase, were considered historically wide. Although portfolio additions focused on securities backed by high quality borrowers and "super senior" structures with greater credit enhancement, the entire non-agency sector lagged as MBS investor preference favored agency-issued securities. 2

Holdings of agency-issued monthly adjustable floating rate collateralized mortgage obligations (CMOs) also acted as a drag on performance. Spreads for floaters widened significantly during the reporting period due to weak demand. Performance was negatively impacted due to sector allocations to CMO floaters and non-agency MBS.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Mortgage Fund (Institutional Shares) (the "Fund") from September 30, 1998 to September 30, 2008, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2008
1 Year	4.27%
5 Years	4.05%
10 Years	5.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. This index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Mortgage Fund (Institutional Service Shares) (the "Fund") from September 30, 1998 to September 30, 2008, compared to the Lehman Brothers Mortgage-Backed Securities Index (LBMBS) 2 and the Lipper U.S. Mortgage Fund Category (LUSMFC). 3

Average Annual Total Returns for the Period Ended 9/30/2008
1 Year	4.00%
5 Years	3.76%
10 Years	5.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The fund's performance assumes the reinvestment of all dividends and distributions. The LBMBS and the LUSMFC have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMBS returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. This index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LUSMFC represents the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.3%
Non-Agency Mortgage-Backed Securities	11.8%
Dollar-Roll Collateral [2]	1.1%
Cash Equivalents [3]	1.5%
Other Assets and Liabilities--Net [4]	(15.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2008

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--78.1%
		Federal Home Loan Mortgage Corporation--49.6%
$11,028,811		4.500%, 6/1/2019 - 10/1/2020	$10,810,570
52,615,239		5.000%, 2/1/2019 - 6/1/2036	51,449,137
58,243,865	[1]	5.500%, 4/1/2021 - 11/1/2038	58,066,838
42,079,567	[1]	6.000%, 9/1/2021 - 10/1/2038	42,672,458
14,000,000		6.500%, 10/1/2037 - 10/1/2038	14,374,991
668,815		7.500%, 1/1/2027 - 2/1/2031	716,572
52,232		8.000%, 3/1/2031	56,047
		TOTAL	178,146,613
		Federal National Mortgage Association--28.4%
1,330,105		4.500%, 12/1/2019	1,306,644
6,009,937		5.000%, 7/1/2019 - 10/1/2035	5,891,658
37,329,671		5.500%, 9/1/2034 - 4/1/2036	37,251,454
51,007,441	[1]	6.000%, 11/1/2034 - 11/1/2038	51,604,387
5,042,461	[1]	6.500%, 2/1/2014 - 10/1/2038	5,190,338
819,512		7.000%, 6/1/2016 - 2/1/2030	857,600
18,688		7.500%, 4/1/2015	19,639
20,749		8.000%, 12/1/2026	22,195
		TOTAL	102,143,915
		Government National Mortgage Association--0.1%
164,146		7.000%, 9/15/2028 - 11/15/2031	172,416
303,642		8.000%, 10/15/2030 - 11/15/2030	329,688
		TOTAL	502,104
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $275,566,599)	280,792,632
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--25.7%
		Federal Home Loan Mortgage Corporation--7.3%
$4,181,395		2.788%, 1/15/2037, REMIC 3260 PF	$4,035,294
899,354		2.798%, 6/15/2036, REMIC 3175 FE	874,467
4,497,001		2.818%, 5/15/2036, REMIC 3160 FD	4,375,506
4,961,298		2.838%, 4/15/2036, REMIC 3144 FB	4,812,256
9,127,702		2.868%, 7/15/2036, REMIC 3179 FP	8,931,946
1,242,845		2.888%, 8/15/2036, REMIC 3206 FE	1,209,641
1,898,275		7.500%, 4/15/2033, REMIC 3076 NM	2,007,176
		TOTAL	26,246,286
		Federal National Mortgage Association--6.6%
246,795		0.000%,10/1/2035, REMIC 361 1	191,004
773,800		3.457%, 10/25/2031, REMIC 2005-63 FC	747,985
3,171,497		3.507%, 7/25/2036, REMIC 2006-58 FP	3,092,705
4,513,931		3.547%, 11/25/2036, REMIC 2006-104 FY	4,375,884
4,827,839		3.557%, 9/25/2036, REMIC 2006-81 FB	4,714,337
3,910,142		3.567%, 12/25/2036, REMIC 2006-115 EF	3,789,181
4,403,364		3.587%, 9/25/2036, REMIC 2006-85 PF	4,298,653
1,460,988		3.587%, 10/25/2036, REMIC 2006-93 FM	1,444,351
1,153,701		3.607%, 6/25/2036, REMIC 2006-43 FL	1,124,092
135,866		6.500%, 4/1/2032, REMIC 321 2	29,763
		TOTAL	23,807,955
		Non-Agency Mortgage--11.8%
3,654,022		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	3,115,384
3,303,873		CHASE Mortgage Finance Corp. 2003-S11, Class 1A1, 5.000%, 10/25/2033	2,843,186
2,329,153		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	2,187,989
3,755,635		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,344,181
3,664,979		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,164,659
3,292,738		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	2,849,594
2,440,753		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,216,436
1,601,413		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,488,341
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,588,629		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	$1,352,311
2,370,493		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.531%, 11/25/2034	2,147,101
2,000,728		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 3.230%, 5/19/2047	1,216,340
3,636,230		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	3,146,858
3,637,975		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	3,075,609
3,673,705		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,132,166
552	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	337
83,527	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	59,513
283,711	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	11,882
2,971,240		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,623,890
1,197,208		Washington Mutual 2006-AR1, Class 2A1B, 3.925%, 1/25/2046	579,401
2,144,169		Washington Mutual 2006-AR15, Class 1A, 3.695%, 11/25/2046	1,162,033
2,785,453		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,515,532
		TOTAL	42,232,743
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $100,948,430)	92,286,984
		ADJUSTABLE-RATE MORTGAGES--9.3%
		Federal Home Loan Mortgage Corporation--1.9%
1,328,710		4.640%, 5/1/2038, ARM	1,300,378
5,581,549		5.487%, 3/1/2037, ARM	5,612,097
		TOTAL	6,912,475
		Federal National Mortgage Association--7.4%
4,020,843		4.100%, 7/1/2036, ARM	3,946,313
2,051,895		4.660%, 8/1/2035, ARM	2,027,906
3,636,436		4.790%, 6/1/2038, ARM	3,525,848
1,481,087		4.860%, 6/1/2038, ARM	1,442,182
3,841,673		4.900%, 4/1/2038, ARM	3,811,177
5,244,960		5.620%, 4/1/2036, ARM	5,283,573
6,558,005		5.690%, 4/1/2037, ARM	6,635,639
		TOTAL	26,672,638
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $33,895,586)	33,585,113
Shares or Principal Amount			Value
		MUTUAL FUND--1.5%
5,223,299	[3,4]	Government Obligations Fund, Institutional Shares, 1.91% (AT NET ASSET VALUE)	$5,223,299
		REPURCHASE AGREEMENT--1.1%
$4,047,000	[5]	Interest in $59,010,000 joint repurchase agreement 2.28%, dated 9/11/2008 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $59,133,331 on 10/14/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $60,535,331 (segregated pending settlement of dollar-roll transactions). (AT COST)	4,047,000
		TOTAL INVESTMENTS--115.7% (IDENTIFIED COST $419,680,914) [6]	415,935,028
		OTHER ASSETS AND LIABILITIES - NET--(15.7)% [7]	(56,575,109)
		TOTAL NET ASSETS--100%	$359,359,919

1 All or a portion of these securities are subject to dollar-roll transactions.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $71,732, which represented 0.02% of total net assets.

3 Affiliated company.

4 7-Day net yield.

5 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

6 The cost of investments for federal tax purposes amounts to $418,273,222.

7 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
IO	--Interest Only
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008

Assets:
Total investments in securities, at value including $5,223,299 of investments in an affiliated issuer (Note 5) (identified cost $419,680,914)		$415,935,028
Income receivable		1,750,880
Receivable for investments sold		50,422,264
Receivable for shares sold		362,427
TOTAL ASSETS		468,470,599
Liabilities:
Payable for investments purchased	$107,311,263
Payable for shares redeemed	954,549
Income distribution payable	792,937
Payable for Directors'/Trustees' fees	123
Payable for distribution services fee (Note 5)	2,652
Payable for shareholder services fee (Note 5)	7,968
Accrued expenses	41,188
TOTAL LIABILITIES		109,110,680
Net assets for 37,409,722 shares outstanding		$359,359,919
Net Assets Consist of:
Paid-in capital		$379,245,936
Net unrealized depreciation of investments		(3,745,886)
Accumulated net realized loss on investments and futures contracts		(16,148,947)
Undistributed net investment income		8,816
TOTAL NET ASSETS		$359,359,919
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($299,357,725 ÷ 31,162,826 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.61
Institutional Service Shares:
($60,002,194 ÷ 6,246,896 shares outstanding), $0.001 par value, 1,000,000,0000 shares authorized		$9.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2008

Investment Income:
Interest			$19,418,115
Dividend from an affiliated issuer (Note 5)			339,813
TOTAL INCOME			19,757,928
Expenses:
Investment adviser fee (Note 5)		$1,492,249
Administrative personnel and services fee (Note 5)		291,937
Custodian fees		27,165
Transfer and dividend disbursing agent fees and expenses		87,119
Directors'/Trustees' fees		8,094
Auditing fees		22,212
Legal fees		15,237
Portfolio accounting fees		100,043
Distribution services fee--Institutional Service Shares (Note 5)		178,373
Shareholder services fee--Institutional Service Shares (Note 5)		149,035
Account administration fee--Institutional Service Shares		10,753
Share registration costs		37,382
Printing and postage		27,314
Insurance premiums		5,778
Taxes		28,250
Miscellaneous		2,902
TOTAL EXPENSES		2,483,843
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(813,831)
Waiver of administrative personnel and services fee	(7,852)
Waiver of distribution services fee--Institutional Service Shares	(142,699)
Reimbursement of shareholder services fee--Institutional Service Shares	(13,533)
TOTAL WAIVERS AND REIMBURSEMENTS		(977,915)
Net expenses			1,505,928
Net investment income			18,252,000
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,148,896
Net realized gain on futures contracts			909,187
Net change in unrealized appreciation of investments			(6,218,386)
Net change in unrealized appreciation of futures contracts			(144,467)
Net realized and unrealized loss on investments and futures contracts			(3,304,770)
Change in net assets resulting from operations			$14,947,230

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,252,000	$19,134,310
Net realized gain (loss) on investments and futures contracts	3,058,083	(1,637,621)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,362,853)	(232,125)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,947,230	17,264,564
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(16,080,912)	(15,833,067)
Institutional Service Shares	(3,617,060)	(3,728,920)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,697,972)	(19,561,987)
Share Transactions:
Proceeds from sale of shares	114,249,414	105,405,955
Net asset value of shares issued to shareholders in payment of distributions declared	10,351,626	10,091,023
Cost of shares redeemed	(119,744,458)	(95,822,047)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,856,582	19,674,931
Change in net assets	105,840	17,377,508
Net Assets:
Beginning of period	359,254,079	341,876,571
End of period (including undistributed net investment income of $8,816 and $41,189, respectively)	$359,359,919	$359,254,079

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on October 1, 2007. As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2008, the Fund had a net realized gain on futures contracts of $909,187.

At September 30, 2008, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.00%, 5/28/2018	8/15/2001	$ 460
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.00%, 7/26/2024	1/29/2002	$62,954
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$ 8,619

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,054,526	$88,694,716	8,463,202	$82,485,089
Shares issued to shareholders in payment of distributions declared	903,212	8,836,417	861,679	8,408,537
Shares redeemed	(8,717,950)	(85,187,371)	(7,108,499)	(69,349,210)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,239,788	$12,343,762	2,216,382	$21,544,416

Year Ended September 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,600,007	$25,554,698	2,351,474	$22,920,866
Shares issued to shareholders in payment of distributions declared	154,808	1,515,209	172,375	1,682,486
Shares redeemed	(3,530,834)	(34,557,087)	(2,719,433)	(26,472,837)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(776,019)	$(7,487,180)	(195,584)	$(1,869,485)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	463,769	$4,856,582	2,020,798	$19,674,931

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll adjustments.

For the year ended September 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss	)
$1,413,599	$(1,413,599)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$19,697,972	$19,561,987

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$10,370
Net unrealized depreciation	$(2,338,194)
Capital loss carryforwards	$(17,558,193)

At September 30, 2008, the cost of investments for federal tax purposes was $418,273,222. The net unrealized depreciation of investments for federal tax purposes was $2,338,194. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,552,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,890,200.

At September 30, 2008, the Fund had a capital loss carryforward of $17,558,193 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 61,009
2013	$ 6,048,203
2014	$ 2,323,596
2015	$ 7,353,651
2016	$ 1,771,734

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the Adviser voluntarily waived $797,716 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,852 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, FSC voluntarily waived $142,699 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2008, FSC retained $35,674 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2008, FSSC received $302 of fees paid by the Fund. For the year ended September 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $13,533 for the year ended September 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the Financial Highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.64%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2008, the Adviser reimbursed $16,115. Transactions with the affiliated company during the year ended September 30, 2008 were as follows:

Affiliate	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value	Dividend Income
Government Obligations Fund--Institutional Shares	112,423,370	107,200,071	5,223,299	$5,223,299	$339,813

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2008, were as follows:

Purchases	$2,784,454
Sales	$9,682,069

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MORTGAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

29311 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

Established 1997

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2008

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2008	2007	2006	2005 [2]	2004
Net Asset Value, Beginning of Period	$9.30	$9.36	$9.35	$9.35	$9.50
Income From Investment Operations:
Net investment income	0.33 [3]	0.40 [3]	0.32	0.25	0.20
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.47)	(0.06)	0.01	(0.05)	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.34	0.33	0.20	0.05
Less Distributions:
Distributions from net investment income	(0.33)	(0.40)	(0.32)	(0.20)	(0.20)
Net Asset Value, End of Period	$8.83	$9.30	$9.36	$9.35	$9.35
Total Return [4]	(1.57)%	3.64%	3.56%	2.42%	0.68%

Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.58%	4.22%	3.33%	2.35%	2.34%
Expense waiver/reimbursement [5]	0.44%	0.43%	0.43%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,979	$46,749	$73,894	$147,396	$340,610
Portfolio turnover	64%	32%	15%	26%	39%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 987.40	$4.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.50	$4.55

1 Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Management's Discussion of Fund Performance

The fund's total return based on net asset value for the 12-month reporting period ended September 30, 2008 was (1.57)% for Class A Shares. By comparison, for the same period, the fund's benchmark index, the Merrill Lynch 1-Year Treasury Note Index (ML1T) 1 , a broad-based market index tracking one-year U.S. government securities, returned 4.60%, while the average 9-month London Interbank Offered Rate (LIBOR) 2 was 3.44%. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the ML1T.

During this period, the most significant factors affecting the fund's performance relative to the ML1T were: (a) the effective duration of its portfolio; 3 (b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (c) the selection of individual securities within each sector.

1 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.

2 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MARKET OVERVIEW

The 12-month reporting period ended September 30, 2008 may have been the most difficult experienced in financial markets since the 1930s. The correction in the U.S. mortgage market that began last year has grown into a global financial downturn of historic proportions. In the current environment few investments have provided safe haven. Even highly-rated, relatively short horizon investments have come under pressure, in certain cases causing the closure of money market funds and liquidation of short-term investment vehicles. Some of these aforementioned portfolios were direct competitors of the fund. Massive coordinated action by global monetary policymakers and government entities have helped the situation from becoming even worse than it otherwise may have been, but the effects of what has transpired will likely take some time to work their way through the global financial system.

DURATION

Fund duration averaged more than that of a hypothetical investment in the benchmark throughout the reporting period, as fund management believed that a weakening economy and financial uncertainty would portend lower Treasury yields. Management placed a portion of the fund's assets in government securities, something rarely done in the portfolio over the years. While that decision was correct, the effect of widening credit spreads on the remainder of the fund's portfolio more than offset the benefit derived from the duration overweight and the higher allocation to government debt. At the end of the reporting period fund duration stood at 0.88 years.

SECTOR ALLOCATION

As the fund's comparative benchmark has no sector diversification, sector allocations and performance can be characterized in the absolute sense or relative to one another, but not relative to the benchmark. While all credit sectors performed poorly during the period, non-agency mortgage-backed securities ("MBS"), 4 6.9% of fund assets at September 30, 2008, had the greatest amount of negative price performance, on average, in the portfolio. The majority of that negative performance was generated by securities rated AAA. 5 Non-agency MBS suffered from a decline in demand as structured vehicles created to purchase them were unwound and a surplus of these securities flooded the marketplace. Compounding this supply/demand imbalance was the fact that some non-agency mortgages performed poorly from a credit standpoint. The home equity sub-sector of the asset-backed securities ("ABS") market (4% of fund assets at September 30, 2008) also experienced poor performance over the period under review, but less so than the non-agency mortgage sector. The other 35% of the fund's allocation to ABS (predominantly ABS backed by auto and credit card receivables) performed reasonably well, though spreads widened in these areas as well. At period end, the fund's 39% allocation to ABS was its largest single sector allocation. Short duration corporate securities (approximately 20% of assets at period end) performed better on average than short duration home equity ABS and non-agency MBS, but less well than non-mortgage ABS and agency mortgages, particularly late in the period. Though the fund, under normal circumstances, holds little Treasury and agency exposure, during this period a position of between 5% and 12% was maintained, ending the year at 7% of assets. Holdings of agency MBS, at 11% of assets, helped support performance as this sector, along with non-mortgage related government debt, performed reasonably as rates declined and helped to protect the fund's net asset value from further decline.

4 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

SECURITY SELECTION

Specific securities which had a material effect on performance were mortgage-related and "higher quality" non-agency MBS. The Indymac 2007-FLX1 A, a collateralized mortgage obligation and three separate Washington Mutual Option ARM backed certificates were all marked down despite continued creditworthy performance and AAA ratings; this had an approximate 77 basis point effect on fund value. Markdowns and losses on the sales of five different net interest margin notes caused an approximate 92 basis point reduction in value following management's decision to exit the sector in the fourth quarter of 2007. Other mortgage-related security markdowns resulted in an aggregate reduction of approximately 48 basis points, and a markdown on the KLIO 2004-1 A1 security, a collateralized debt obligation, (despite the maintenance of AAA ratings from two rating agencies through period-end) caused a value reduction of 20 basis points. Finally, markdowns on various corporate holdings, including the CDX corporate credit indices caused value reductions of approximately 38 basis points.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The fund's Class A Shares commenced operations on October 11, 2002. The fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the fund's Institutional Service Shares, adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Ultrashort Bond Fund (Class A Shares) from September 30, 1998 to September 30, 2008 compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Returns for the Period Ended 9/30/2008 [3]
1 Year	(3.54)%
5 Years	1.32%
10 Years	2.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000 in the fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge=$9,800). The fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the fund's performance. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	38.9%
Corporate Debt Securities	18.6%
Mortgage-Backed Securities [3]	9.9%
Collateralized Mortgage Obligations	9.3%
U.S. Treasury & Agency Securities [4]	6.8%
Sovereign	1.0%
Cash Equivalents [5]	16.2%
Other Assets and Liabilities--Net [6]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury & Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

September 30, 2008

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--4.5%
		Federal National Mortgage Association--4.5%
$1,117,147		FNMA ARM 556379, 4.478%, 5/01/2040	$1,121,360
4,620,223		FNMA ARM 544872, 4.745%, 7/01/2034	4,675,386
5,079,205		FNMA ARM 618128, 4.079%, 8/01/2033	5,077,740
6,583,592		FNMA ARM 544848, 4.516%, 4/01/2030	6,647,384
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $17,643,282)	17,521,870
		ASSET-BACKED SECURITIES--38.9%
		Auto Receivables--19.9%
3,581,074		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	3,483,092
2,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,926,373
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,537,729
4,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 2.728%, 8/15/2013	3,954,323
3,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 2.498%, 12/15/2012	2,658,309
2,947,029		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,806,623
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 2.888%, 12/15/2011	1,980,327
1,250,000		Fifth Third Auto Trust 2008-1, Class A2B, 3.738%, 2/15/2011	1,248,664
2,000,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 2.838%, 6/15/2012	1,976,762
983,873		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	983,267
224,906		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	224,695
766,777		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	760,444
1,204,944		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,203,457
59,499		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	59,532
4,185,000		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	4,147,054
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 3.987%, 4/16/2012	4,726,142
352,413		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	348,653
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	5,911,883
1,300,000		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	1,272,711
2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,628,498
393,569		Hyundai Auto Receivables Trust 2007-A, Class A2B, 2.838%, 1/15/2010	392,842
1,450,000		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,436,745
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	$2,979,704
293,066		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	285,641
5,073,000		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	5,031,466
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,974,373
111,967		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	111,773
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 2.788%, 1/15/2012	1,818,593
1,262,281		USAA Auto Owner Trust 2007-2, Class A2, 5.04%, 4/15/2010	1,263,292
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,228,794
3,000,000		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	2,968,547
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,991,919
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,462,575
3,085,616		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 4.038%, 3/21/2011	3,078,689
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 3.788%, 10/15/2012	3,001,226
		TOTAL	77,864,717
		Credit Card--13.1%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 2.578%, 4/16/2012	2,950,220
3,000,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 2.638%, 8/15/2013	2,792,167
3,250,000		American Express Issuance Trust 2008-2 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	3,237,237
4,000,000		Bank Of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	3,973,991
2,270,000		Bank Of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 2.568%, 6/15/2012	2,183,557
275,000		Bank Of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 2.578%, 9/15/2012	262,598
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	500,088
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 2.778%, 6/15/2014	3,366,055
1,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,000,208
3,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,948,618
3,000,000		Capital One Multi-Asset Execution Trust 2003-B6, Class B6, 3.018%, 9/15/2011	2,987,722
2,070,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 2.578%, 3/15/2012	2,028,014
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 2.738%, 9/15/2011	2,956,090
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,475,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 2.858%, 11/15/2012	$2,304,811
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 2.901%, 11/25/2013	4,673,839
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 2.807%, 10/7/2013	4,579,911
1,900,000		MBNA Credit Card Master Note Series 2005-C3, Class C, 2.758%, 3/15/2011	1,898,046
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 2.538%, 8/15/2012	5,593,976
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 2.678%, 8/15/2012	910,008
		TOTAL	51,147,156
		Equipment Lease--1.1%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 4.388%, 12/15/2014	1,939,423
2,153,724	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,156,226
		TOTAL	4,095,649
		Home Equity Loan--3.1%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 3.567%, 7/25/2035	2,042,297
1,003,415		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	927,629
241,539		Countrywide Asset Backed Certificates 2004-4, Class A, 3.577%, 8/25/2034	218,120
1,263,620		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.438%, 9/20/2023	913,436
494,848		GSAA Home Equity Trust 2005-14, Class 2A1, 3.327%, 12/25/2035	488,371
823,538		JPMorgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 2.519%, 7/25/2036	783,200
987,415		Lehman XS Trust 2005-8, Class 2A1A, 3.407%, 12/25/2035	946,376
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.887%, 11/25/2034	889,900
109,416	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 3.537%, 2/25/2035	143,094
1,442,058		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,308,892
1,644,964	[1,2]	Quest Trust 2004 - X1, Class A, 3.537%, 3/25/2034	1,419,810
1,297,858		Residential Asset Securities Corp. 2005-KS11, Class AI3, 3.407%, 12/25/2035	1,266,641
209,498		Residential Asset Securitization Trust 2003-KS6, Class A2, 3.807%, 8/25/2033	182,264
417,502		Soundview Home Equity Loan Trust 2006-WF1, Class A1F, 5.998%, 10/25/2036	414,998
2,532,132	[1]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	25,321
		TOTAL	11,980,880
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--1.1%
$804,778		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	$823,735
3,152,952		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	3,278,173
88,896		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	60,970
		TOTAL	4,162,878
		Other--0.6%
2,000,000		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 4.357%, 12/27/2010	1,991,938
1,591,012	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 3.344%, 4/23/2039	557,888
		TOTAL	2,549,826
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $160,010,790)	151,801,106
		CORPORATE BONDS--17.7%
		Capital Goods - Aerospace & Defense--0.5%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,047,060
		Communications - Media & Cable--0.8%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,045,766
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	962,092
		TOTAL	3,007,858
		Communications - Media Noncable--1.2%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.149%, 6/15/2010	4,645,259
		Communications - Telecom Wirelines--0.5%
2,290,000		Telecom Italia Capital, Note, 3.281%, 2/1/2011	2,140,492
		Consumer Cyclical - Automotive--1.0%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,597,657
250,000	[1,2]	Harley Davidson, Inc., 3.625%, 12/15/2008	248,869
		TOTAL	3,846,526
		Consumer Cyclical - Entertainment--0.8%
1,500,000		Time Warner, Inc., Floating Rate Note, 3.034%, 11/13/2009	1,470,326
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,529,024
		TOTAL	2,999,350
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.4%
$1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	$1,509,255
		Consumer Non-Cyclical Food/Beverage--0.6%
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,437,600
		Consumer Non-Cyclical Products--0.9%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	935,821
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,496,157
		TOTAL	3,431,978
		Consumer Non-Cyclical Supermarkets--0.7%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,433,460
1,500,000		Kroger Co., 7.25%, 6/1/2009	1,513,596
		TOTAL	2,947,056
		Energy - Independent--0.9%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 3.219%, 9/15/2009	2,471,132
950,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	937,445
		TOTAL	3,408,577
		Energy - Integrated--0.4%
1,666,750	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,687,776
		Financial Institution - Banking--2.4%
750,000		Bank of America Corp., 4.25%, 10/1/2010	726,333
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,740,536
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	1,696,605
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	876,998
2,500,000		JPMorgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,513,119
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,986,341
		TOTAL	9,539,932
		Financial Institution - Brokerage--1.0%
2,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	2,456,875
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,651,000
		TOTAL	4,107,875
		Financial Institution - Finance Noncaptive--1.5%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,064,577
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,938,943
2,000,000		General Electric Capital Corp., Floating Rate Note, 2.91%, 4/10/2012	1,816,584
		TOTAL	5,820,104
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.5%
$2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	$1,998,780
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,454,260
		Technology--1.1%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,096,620
2,000,000		IBM Corp., Note, 4.375%, 6/1/2009	2,013,351
		TOTAL	4,109,971
		Transportation - Services--0.4%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,500,877
		Utility - Electric--1.7%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,507,130
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,008,811
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,042,199
		TOTAL	6,558,140
		TOTAL CORPORATE BONDS (IDENTIFIED COST $71,309,290)	69,198,726
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
999,808		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,017,807
1,623,475		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,675,014
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,719,563)	2,692,821
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.5%
		Commercial Mortgage--1.4%
1,593,977		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,544,762
1,665,562		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,632,825
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,411,594
		TOTAL	5,589,181
		Federal Home Loan Mortgage Corp.--0.2%
759,250		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.838%, 2/15/2018	751,783
		Non-Agency Mortgage--6.9%
60,677		Bank of America Mortgage Securities 2003-A, Class 1A1, 6.997%, 2/25/2033	55,041
568,219	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	255,699
2,972,061		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,921,322
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.738%, 11/20/2035	206,538
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,557,333		Countrywide Home Loans 2003-15, Class 1A1, 3.707%, 6/25/2018	$1,527,268
1,474,835		Countrywide Home Loans 2006-OA5, Class 2A3, 3.577%, 4/25/2046	438,351
1,530,523		Crusade Global Trust 2005-1, Class A1, 2.876%, 6/17/2037	1,391,368
968,561		Impac CMB Trust 2004-7, Class 1A2, 4.127%, 11/25/2034	364,415
1,181,971		Impac CMB Trust 2004-9, Class 1A2, 4.087%, 1/25/2035	901,654
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 3.477%, 2/25/2037	1,230,552
3,122,795		Master Asset Securitization Trust 2003-8, Class 3A2, 3.607%, 9/25/2033	2,916,476
3,803,260		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	3,610,786
2,194,881		Washington Mutual 2006-AR1, Class 2A1B, 3.925%, 1/25/2046	1,062,236
2,858,892		Washington Mutual 2006-AR15, Class 1A, 3.695%, 11/25/2046	1,549,378
1,423,580		Washington Mutual 2006-AR17, Class 1A, 3.675%, 12/25/2046	754,322
4,093,529		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	3,558,883
409,946		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 6.949%, 7/25/2034	297,112
4,096,142		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.729%, 7/25/2034	3,843,703
449,129		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 4.407%, 12/25/2035	22,456
		TOTAL	26,907,560
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,344,938)	33,248,524
		GOVERNMENT AGENCIES--6.7%
		Federal Home Loan Mortgage Corporation--5.2%
20,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	20,070,180
		Federal National Mortgage Association--1.5%
6,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	5,975,043
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $25,957,469)	26,045,223
		GOVERNMENTS/AGENCIES--1.0%
		Sovereign--1.0%
4,000,000		United Mexican States, Note, 4.625%, 10/8/2008 (IDENTIFIED COST $4,000,865)	3,980,040
Shares or Principal Amount			Value
		MUTUAL FUNDS--18.4% [3]
663,920		High Yield Bond Portfolio	$3,810,898
2,094,421		Federated Mortgage Core Portfolio	20,462,498
47,473,989	[4]	Prime Value Obligations Fund, Institutional Shares, 2.97%	47,473,989
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $72,307,253)	71,747,385
		REPURCHASE AGREEMENT--3.8%
$15,000,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008, under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	15,000,000
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $413,293,450) [5]	391,235,695
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(777,776)
		TOTAL NET ASSETS--100%	$390,457,919

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $18,606,224, which represented 4.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At September 30, 2008, these liquid restricted securities amounted to $17,756,785, which represented 4.5% of total net assets.

3 Affiliated companies.

4 7-Day net yield.

5 The cost of investments for federal tax purposes amounts to $413,329,802.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008

Assets:
Total investments in securities, at value, including $71,747,385 of investments in affiliated issuers (Note 5) (identified cost $413,293,450)		$391,235,695
Income receivable		1,699,951
Receivable for investments sold		48,741
Receivable for shares sold		866,779
TOTAL ASSETS		393,851,166
Liabilities:
Payable for shares redeemed	$3,018,788
Income distribution payable	171,018
Payable for Directors'/Trustees' fee	784
Payable for distribution services fee (Note 5)	41,658
Payable for shareholder services fee (Note 5)	53,657
Accrued expenses	107,342
TOTAL LIABILITIES		3,393,247
Net assets for 44,238,992 shares outstanding		$390,457,919
Net Assets Consist of:
Paid-in capital		$510,963,573
Net unrealized depreciation of investments		(22,057,755)
Accumulated net realized loss on investments, futures contracts and swap contracts		(98,445,697)
Distributions in excess of net investment income		(2,202)
TOTAL NET ASSETS		$390,457,919
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($189,261,148 ÷ 21,443,787 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.83
Offering price per share		$8.83
Redemption proceeds per share		$8.83
Institutional Service Shares:
Net asset value per share ($169,217,330 ÷ 19,171,789 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.83
Offering price per share		$8.83
Redemption proceeds per share		$8.83
Class A Shares:
Net asset value per share ($31,979,441 ÷ 3,623,416 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$8.83
Offering price per share (100/98.00 of $8.83) [1]		$9.01
Redemption proceeds per share		$8.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2008

Investment Income:
Interest (including income on securities loaned of $38,478)			$13,396,215
Dividends received from affiliated issuers (Note 5)			3,779,364
TOTAL INCOME			17,175,579
Expenses:
Investment adviser fee (Note 5)		$2,339,560
Administrative personnel and services fee (Note 5)		305,072
Custodian fees		25,388
Transfer and dividend disbursing agent fees and expenses		115,470
Directors'/Trustees' fees		8,100
Auditing fees		23,400
Legal fees		13,142
Portfolio accounting fees		111,753
Distribution services fee--Institutional Service Shares (Note 5)		325,149
Distribution services fee--Class A Shares (Note 5)		121,081
Shareholder services fee--Institutional Service Shares (Note 5)		209,537
Shareholder services fee--Class A Shares (Note 5)		99,859
Account administration fee--Institutional Service Shares		102,287
Share registration costs		45,587
Printing and postage		56,767
Insurance premiums		5,856
Taxes		25,418
Miscellaneous		3,497
TOTAL EXPENSES		3,936,923
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,687,001)
Waiver of administrative personnel and services fee	(8,159)
Waiver of distribution services fee--Institutional Service Shares	(65,030)
Reimbursement of shareholder services fee--Class A Shares	(350)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,760,540)
Net expenses			2,176,383
Net investment income			14,999,196
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including realized loss of $(308,024) on sale of investments in affiliated issuers (Note 5))			(3,949,167)
Net realized gain on futures contracts			55,007
Net realized loss on swap contracts			(1,008,110)
Net change in unrealized depreciation of investments			(14,919,913)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(19,822,183)
Change in net assets resulting from operations			$(4,822,987)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,999,196	$18,944,110
Net realized loss on investments, futures contracts and swap contracts	(4,902,270)	(826,760)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(14,919,913)	(1,779,809)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,822,987)	16,337,541
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,184,765)	(12,004,554)
Institutional Service Shares	(4,536,515)	(4,430,386)
Class A Shares	(1,467,958)	(2,423,612)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,189,238)	(18,858,552)
Share Transactions:
Proceeds from sale of shares	315,074,125	219,361,246
Net asset value of shares issued to shareholders in payment of distributions declared	10,427,476	10,899,260
Cost of shares redeemed	(275,310,768)	(297,389,856)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	50,190,833	(67,129,350)
Change in net assets	30,178,608	(69,650,361)
Net Assets:
Beginning of period	360,279,311	429,929,672
End of period (including undistributed (distributions in excess of) net investment income of $(2,202) and $82,021, respectively)	$390,457,919	$360,279,311

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on October 1, 2007. As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations. For the year ended September 30, 2008, the Fund had a net realized loss on swap contracts of $1,008,110.

At September 30, 2008, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2008, the Fund had a net realized gain on futures contracts of $55,007.

At September 30, 2008, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2008, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	7/9/1999	$ 465,141
KLIO Funding Ltd. 2004-1A, Class A1, 3.344%, 4/23/2039	10/30/2006	$1,600,399
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 108,887
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,702,265	$89,039,167	15,959,322	$149,578,987
Shares issued to shareholders in payment of distributions declared	680,823	6,191,180	675,662	6,331,468
Shares redeemed	(13,804,406)	(125,701,510)	(16,791,282)	(157,354,967)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,421,318)	$(30,471,163)	(156,298)	$(1,444,512)

Year Ended September 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,627,818	$213,064,791	5,981,761	$56,097,852
Shares issued to shareholders in payment of distributions declared	327,569	2,954,972	264,202	2,476,301
Shares redeemed	(13,630,075)	(122,610,609)	(10,396,334)	(97,404,920)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	10,325,312	$93,409,154	(4,150,371)	$(38,830,767)

Year Ended September 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,431,082	$12,970,167	1,458,944	$13,684,407
Shares issued to shareholders in payment of distributions declared	140,606	1,281,324	223,158	2,091,491
Shares redeemed	(2,974,843)	(26,998,649)	(4,546,322)	(42,629,969)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,403,155)	$(12,747,158)	(2,864,220)	$(26,854,071)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,500,839	$50,190,833	(7,170,889)	$(67,129,350)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments relating to the reclassification of swap income.

For the year ended September 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$105,819	$(105,819)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$15,189,238	$18,858,552

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(2,202)
Net unrealized depreciation	$(22,094,104)
Capital loss carryforwards and deferrals	$(98,409,348)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At September 30, 2008, the cost of investments for federal tax purposes was $413,329,802. The net unrealized depreciation of investments for federal tax purposes was $22,094,107. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $665,518 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,759,625.

At September 30, 2008, the Fund had a capital loss carryforward of $95,044,829 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$ 7,195,870
2015	$ 2,881,559
2016	$ 2,623,709

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, for federal income tax purposes, post October losses of $3,364,519 were deferred to October 1, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the Adviser voluntarily waived $1,607,615 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,159 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, FSC voluntarily waived $65,030 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2008, FSC retained $340,110 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2008, FSC retained no sales charges from Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2008, FSSC voluntarily reimbursed $350 of shareholder services fees. For the year ended September 30, 2008, FSSC received $1,162 of fees paid by the Fund. For the year ended September 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2008, the Adviser reimbursed $79,386. Transactions with affiliated companies during the year ended September 30, 2008 were as follows:

Affiliates	Balance of Shares Held 9/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	2,059,521	1,140,933	1,106,033	2,094,421	$20,462,498	$1,263,087
High Yield Bond Portfolio	--	663,920	--	663,920	$ 3,810,898	$ 9,573
Prime Value Obligations Fund, Institutional Shares	61,371,986	328,061,634	341,959,631	47,473,989	$47,473,989	$2,506,704
TOTAL OF AFFILIATED TRANSACTIONS	63,431,507	329,866,487	343,065,664	50,232,330	$71,747,385	$3,779,364

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2008, were as follows:

Purchases	$145,326,637
Sales	$120,912,400

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

29291 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort
Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2008	2007	2006	2005	[2]	2004
Net Asset Value, Beginning of Period	$9.30	$9.36	$9.35	$9.35		$9.50
Income From Investment Operations:
Net investment income	0.38 [3]	0.45 [3]	0.37	0.25		0.25
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.47)	(0.06)	0.01	(0.00	) [4]	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.39	0.38	0.25		0.10
Less Distributions:
Distributions from net investment income	(0.38)	(0.45)	(0.37)	(0.25)		(0.25)
Net Asset Value, End of Period	$8.83	$9.30	$9.36	$9.35		$9.35
Total Return [5]	(1.03)%	4.20%	4.13%	2.98%		1.24%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income	4.13%	4.80%	3.85%	2.92%		2.89%
Expense waiver/reimbursement [6]	0.44%	0.43%	0.61%	0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$189,261	$231,255	$234,322	$483,191		$699,984
Portfolio turnover	64%	32%	15%	26%		39%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2008	2007	2006		2005	[2]	2004
Net Asset Value, Beginning of Period	$9.30	$9.36	$9.35		$9.35		$9.50
Income From Investment Operations:
Net investment income	0.31 [3]	0.41 [3]	0.33		0.25		0.25
Net realized and unrealized gain (loss) on investments, options and futures contracts	(0.44)	(0.06)	0.01		(0.00	) [4]	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.13)	0.35	0.34		0.25		0.05
Less Distributions:
Distributions from net investment income	(0.34)	(0.41)	(0.33)		(0.25)		(0.20)
Net Asset Value, End of Period	$8.83	$9.30	$9.36		$9.35		$9.35
Total Return [5]	(1.46)%	3.75%	3.71	% [6]	2.53%		0.78%

Ratios to Average Net Assets:
Net expenses	0.79%	0.79%	0.76%		0.79%		0.80%
Net investment income	3.46%	4.33%	3.52%		2.46%		2.44%
Expense waiver/reimbursement [7]	0.49%	0.48%	0.52%		0.45%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,217	$82,276	$121,713		$166,817		$347,433
Portfolio turnover	64%	32%	15%		26%		39%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been revised for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

6 During the year, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 990.10	$1.74
Institutional Service Shares	$1,000	$ 987.90	$4.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.25	$1.77
Institutional Service Shares	$1,000	$1,020.95	$4.09

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.81%

Management's Discussion of Fund Performance

The fund's total return based on net asset value for the 12-month reporting period ended September 30, 2008 was (1.03)% for Institutional Shares and (1.46)% for Institutional Service Shares. By comparison, for the same period, the fund's benchmark index, the Merrill Lynch 1-Year Treasury Note Index (ML1T), 1 a broad-based market index tracking one-year U.S. government securities, returned 4.60%, while the average 9-month London Interbank Offered Rate (LIBOR) 2 was 3.44%. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the ML1T.

During this period, the most significant factors affecting the fund's performance relative to the ML1T were: (a) the effective duration of its portfolio (3) ; (b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (c) the selection of individual securities within each sector.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Service Shares.

1 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.

2 LIBOR (London Interbank Offered Rate) is the rate banks charge each other on short-term money. The average periodic rate on nine-month LIBOR is calculated as the average of all daily nine-month LIBOR settings during the period under review, adjusted to the length of the period. Note that this figure does not represent actual return on an investment made in an instrument having a rate equal to nine-month LIBOR on the initial day of the period under review and reinvested at the end of nine months (again at a rate equal to the then-prevailing nine-month LIBOR rate) for a further three-month period.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MARKET OVERVIEW

The 12-month reporting period ended September 30, 2008 may have been the most difficult experienced in financial markets since the 1930s. The correction in the U.S. mortgage market that began last year has grown into a global financial downturn of historic proportions. In the current environment few investments have provided safe haven. Even highly-rated, relatively short horizon investments have come under pressure, in certain cases causing the closure of money market funds and liquidation of short-term investment vehicles. Some of these aforementioned portfolios were direct competitors of the fund. Massive coordinated action by global monetary policymakers and government entities have helped the situation from becoming even worse than it otherwise may have been, but the effects of what has transpired will likely take some time to work their way through the global financial system.

DURATION

Fund duration averaged more than that of a hypothetical investment in the benchmark throughout the period under review, as fund management believed that a weakening economy and financial uncertainty would portend lower Treasury yields. Management placed a portion of the fund's assets in government securities, something rarely done in the portfolio over the years. While that decision was correct, the effect of widening credit spreads on the remainder of the fund's portfolio more than offset the benefit derived from the duration overweight and the higher allocation to government debt. Period-end fund duration stood at 0.88 years.

SECTOR ALLOCATION

As the fund's comparative benchmark has no sector diversification, sector allocations and performance can be characterized in the absolute sense or relative to one another, but not relative to the benchmark. While all credit sectors performed poorly during the period, non-agency mortgage-backed securities ("MBS''), 4 6.9% of fund assets at September 30, 2008, had the greatest amount of negative price performance, on average, in the portfolio. The majority of that negative performance was generated by securities rated AAA. 5 Non-agency MBS suffered from a decline in demand as structured vehicles created to purchase them were unwound and a surplus of these securities flooded the marketplace. Compounding this supply/demand imbalance was the fact that some non-agency mortgages performed poorly from a credit standpoint. The home equity sub-sector of the asset-backed securities ("ABS'') market (4% of fund assets at September 30, 2008) also experienced poor performance over the period under review, but less so than the non-agency mortgage sector. The other 35% of the fund's allocation to ABS (predominantly ABS backed by auto and credit card receivables) performed reasonably well, though spreads widened in these areas as well. At period end, the fund's 39% allocation to ABS was its largest single sector allocation. Short duration corporate securities (approximately 20% of assets at period end) performed better on average than short duration home equity ABS and non-agency MBS, but less well than non-mortgage ABS and agency mortgages, particularly late in the period. Though the fund, under normal circumstances, holds little Treasury and agency exposure, during this period a position of between 5% and 12% was maintained, ending the year at 7% of assets. Holdings of agency MBS, at 11% of assets, helped support performance as this sector, along with non-mortgage related government debt, performed reasonably as rates declined and helped to protect the fund's net asset value from further decline.

4 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

SECURITY SELECTION

Specific securities which had a material effect on performance were mortgage-related and "higher quality" non-agency MBS. The Indymac 2007-FLX1 A, a collateralized mortgage obligation and three separate Washington Mutual Option ARM backed certificates were all marked down despite continued creditworthy performance and AAA ratings; this had an approximate 77 basis point effect on fund value. Markdowns and losses on the sales of five different net interest margin notes caused an approximate 92 basis point reduction in value following management's decision to exit the sector in the fourth quarter of 2007. Other mortgage-related security markdowns resulted in an aggregate reduction of approximately 48 basis points, and a markdown on the KLIO 2004-1 A1 security, a collateralized debt obligation, (despite the maintenance of AAA ratings from two rating agencies through period-end) caused a value reduction of 20 basis points. Finally, markdowns on various corporate holdings, including the CDX corporate credit default swap indices caused value reductions of approximately 38 basis points.

GROWTH OF A $250,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Ultrashort Bond Fund (Institutional Shares) from February 22, 2000 (start of performance) to September 30, 2008, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Returns for the Period Ended 9/30/2008
1 Year	(1.03)%
5 Years	2.28%
Start of Performance (2/22/2000)	3.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Ultrashort Bond Fund (Institutional Service Shares) from September 30, 1998 to September 30, 2008, compared to the Merrill Lynch 1-Year Treasury Note Index (ML1T). 2

Average Annual Total Returns for the Period Ended 9/30/2008
1 Year	(1.46)%
5 Years	1.84%
10 Years	3.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is an index tracking 1-Year U.S. government securities. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The ML1T is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	38.9%
Corporate Debt Securities	18.6%
Mortgage-Backed Securities [3]	9.9%
Collateralized Mortgage Obligations	9.3%
U.S. Treasury & Agency Securities [4]	6.8%
Sovereign	1.0%
Cash Equivalents [5]	16.2%
Other Assets and Liabilities--Net [6]	(0.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury & Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

September 30, 2008

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--4.5%
		Federal National Mortgage Association--4.5%
$1,117,147		FNMA ARM 556379, 4.478%, 5/01/2040	$1,121,360
4,620,223		FNMA ARM 544872, 4.745%, 7/01/2034	4,675,386
5,079,205		FNMA ARM 618128, 4.079%, 8/01/2033	5,077,740
6,583,592		FNMA ARM 544848, 4.516%, 4/01/2030	6,647,384
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $17,643,282)	17,521,870
		ASSET-BACKED SECURITIES--38.9%
		Auto Receivables--19.9%
3,581,074		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/6/2011	3,483,092
2,000,000		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	1,926,373
1,750,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,537,729
4,000,000		BMW Vehicle Lease Trust 2007-1, Class A3B, 2.728%, 8/15/2013	3,954,323
3,000,000		Capital One Auto Finance Trust 2006-A, Class A4, 2.498%, 12/15/2012	2,658,309
2,947,029		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	2,806,623
2,000,000		Carmax Auto Owner Trust 2007-3, Class A3B, 2.888%, 12/15/2011	1,980,327
1,250,000		Fifth Third Auto Trust 2008-1, Class A2B, 3.738%, 2/15/2011	1,248,664
2,000,000		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 2.838%, 6/15/2012	1,976,762
983,873		Harley-Davidson Motorcycle Trust 2004-1, Class A2, 2.53%, 11/15/2011	983,267
224,906		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	224,695
766,777		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	760,444
1,204,944		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	1,203,457
59,499		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	59,532
4,185,000		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	4,147,054
4,750,000		Huntington Auto Trust 2008-1, Class A3B, 3.987%, 4/16/2012	4,726,142
352,413		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	348,653
6,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	5,911,883
1,300,000		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	1,272,711
2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,628,498
393,569		Hyundai Auto Receivables Trust 2007-A, Class A2B, 2.838%, 1/15/2010	392,842
1,450,000		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,436,745
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$3,000,000		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	$2,979,704
293,066		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	285,641
5,073,000		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	5,031,466
2,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,974,373
111,967		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	111,773
2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 2.788%, 1/15/2012	1,818,593
1,262,281		USAA Auto Owner Trust 2007-2, Class A2, 5.04%, 4/15/2010	1,263,292
4,250,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	4,228,794
3,000,000		USAA Auto Owner Trust 2008-3, Class A2, 3.58%, 3/15/2011	2,968,547
2,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,991,919
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,462,575
3,085,616		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 4.038%, 3/21/2011	3,078,689
3,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 3.788%, 10/15/2012	3,001,226
		TOTAL	77,864,717
		Credit Card--13.1%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 2.578%, 4/16/2012	2,950,220
3,000,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 2.638%, 8/15/2013	2,792,167
3,250,000		American Express Issuance Trust 2008-2 2008-2 A, 2/16/2010, Class A, 4.02%, 1/18/2011	3,237,237
4,000,000		Bank Of America Credit Card Trust 2008-A9, 7/16/2012, Class A9, 4.07%, 7/16/2012	3,973,991
2,270,000		Bank Of America Credit Card Trust 2007-B1, 6/15/2012, Class B1, 2.568%, 6/15/2012	2,183,557
275,000		Bank Of America Credit Card Trust 2007-B4, 9/15/2012, Class B4, 2.578%, 9/15/2012	262,598
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	500,088
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 2.778%, 6/15/2014	3,366,055
1,000,000		Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011	1,000,208
3,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	2,948,618
3,000,000		Capital One Multi-Asset Execution Trust 2003-B6, Class B6, 3.018%, 9/15/2011	2,987,722
2,070,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 2.578%, 3/15/2012	2,028,014
3,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 2.738%, 9/15/2011	2,956,090
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$2,475,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 2.858%, 11/15/2012	$2,304,811
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 2.901%, 11/25/2013	4,673,839
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 2.807%, 10/7/2013	4,579,911
1,900,000		MBNA Credit Card Master Note Series 2005-C3, Class C, 2.758%, 3/15/2011	1,898,046
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 2.538%, 8/15/2012	5,593,976
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 2.678%, 8/15/2012	910,008
		TOTAL	51,147,156
		Equipment Lease--1.1%
2,000,000		CNH Equipment Trust 2008-B, Class A4B, 4.388%, 12/15/2014	1,939,423
2,153,724	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	2,156,226
		TOTAL	4,095,649
		Home Equity Loan--3.1%
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 3.567%, 7/25/2035	2,042,297
1,003,415		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	927,629
241,539		Countrywide Asset Backed Certificates 2004-4, Class A, 3.577%, 8/25/2034	218,120
1,263,620		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.438%, 9/20/2023	913,436
494,848		GSAA Home Equity Trust 2005-14, Class 2A1, 3.327%, 12/25/2035	488,371
823,538		JPMorgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 2.519%, 7/25/2036	783,200
987,415		Lehman XS Trust 2005-8, Class 2A1A, 3.407%, 12/25/2035	946,376
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.887%, 11/25/2034	889,900
109,416	[1]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,531
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 3.537%, 2/25/2035	143,094
1,442,058		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	1,308,892
1,644,964	[1,2]	Quest Trust 2004 - X1, Class A, 3.537%, 3/25/2034	1,419,810
1,297,858		Residential Asset Securities Corp. 2005-KS11, Class AI3, 3.407%, 12/25/2035	1,266,641
209,498		Residential Asset Securitization Trust 2003-KS6, Class A2, 3.807%, 8/25/2033	182,264
417,502		Soundview Home Equity Loan Trust 2006-WF1, Class A1F, 5.998%, 10/25/2036	414,998
2,532,132	[1]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	25,321
		TOTAL	11,980,880
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Manufactured Housing--1.1%
$804,778		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	$823,735
3,152,952		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	3,278,173
88,896		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	60,970
		TOTAL	4,162,878
		Other--0.6%
2,000,000		Caterpillar Financial Asset Trust 2008-A A2B, 12/27/2010, Class A2B, 4.357%, 12/27/2010	1,991,938
1,591,012	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 3.344%, 4/23/2039	557,888
		TOTAL	2,549,826
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $160,010,790)	151,801,106
		CORPORATE BONDS--17.7%
		Capital Goods - Aerospace & Defense--0.5%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,047,060
		Communications - Media & Cable--0.8%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,045,766
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	962,092
		TOTAL	3,007,858
		Communications - Media Noncable--1.2%
4,750,000		Reed Elsevier, Inc., Floating Rate Note, 3.149%, 6/15/2010	4,645,259
		Communications - Telecom Wirelines--0.5%
2,290,000		Telecom Italia Capital, Note, 3.281%, 2/1/2011	2,140,492
		Consumer Cyclical - Automotive--1.0%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,597,657
250,000	[1,2]	Harley Davidson, Inc., 3.625%, 12/15/2008	248,869
		TOTAL	3,846,526
		Consumer Cyclical - Entertainment--0.8%
1,500,000		Time Warner, Inc., Floating Rate Note, 3.034%, 11/13/2009	1,470,326
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,529,024
		TOTAL	2,999,350
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.4%
$1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	$1,509,255
		Consumer Non-Cyclical Food/Beverage--0.6%
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,437,600
		Consumer Non-Cyclical Products--0.9%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	935,821
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,496,157
		TOTAL	3,431,978
		Consumer Non-Cyclical Supermarkets--0.7%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,433,460
1,500,000		Kroger Co., 7.25%, 6/1/2009	1,513,596
		TOTAL	2,947,056
		Energy - Independent--0.9%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 3.219%, 9/15/2009	2,471,132
950,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	937,445
		TOTAL	3,408,577
		Energy - Integrated--0.4%
1,666,750	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,687,776
		Financial Institution - Banking--2.4%
750,000		Bank of America Corp., 4.25%, 10/1/2010	726,333
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,740,536
2,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	1,696,605
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	876,998
2,500,000		JPMorgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,513,119
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,986,341
		TOTAL	9,539,932
		Financial Institution - Brokerage--1.0%
2,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	2,456,875
2,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,651,000
		TOTAL	4,107,875
		Financial Institution - Finance Noncaptive--1.5%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,064,577
2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,938,943
2,000,000		General Electric Capital Corp., Floating Rate Note, 2.91%, 4/10/2012	1,816,584
		TOTAL	5,820,104
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.5%
$2,000,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	$1,998,780
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,454,260
		Technology--1.1%
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,096,620
2,000,000		IBM Corp., Note, 4.375%, 6/1/2009	2,013,351
		TOTAL	4,109,971
		Transportation - Services--0.4%
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,500,877
		Utility - Electric--1.7%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,507,130
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,008,811
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,042,199
		TOTAL	6,558,140
		TOTAL CORPORATE BONDS (IDENTIFIED COST $71,309,290)	69,198,726
		MORTGAGE-BACKED SECURITIES--0.7%
		Federal National Mortgage Association--0.7%
999,808		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,017,807
1,623,475		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,675,014
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,719,563)	2,692,821
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.5%
		Commercial Mortgage--1.4%
1,593,977		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,544,762
1,665,562		LB-UBS Commercial Mortgage Trust 2008-C1, Class A1, 5.611%, 4/15/2041	1,632,825
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,411,594
		TOTAL	5,589,181
		Federal Home Loan Mortgage Corp.--0.2%
759,250		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 2.838%, 2/15/2018	751,783
		Non-Agency Mortgage--6.9%
60,677		Bank of America Mortgage Securities 2003-A, Class 1A1, 6.997%, 2/25/2033	55,041
568,219	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	255,699
2,972,061		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	2,921,322
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 3.738%, 11/20/2035	206,538
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,557,333		Countrywide Home Loans 2003-15, Class 1A1, 3.707%, 6/25/2018	$1,527,268
1,474,835		Countrywide Home Loans 2006-OA5, Class 2A3, 3.577%, 4/25/2046	438,351
1,530,523		Crusade Global Trust 2005-1, Class A1, 2.876%, 6/17/2037	1,391,368
968,561		Impac CMB Trust 2004-7, Class 1A2, 4.127%, 11/25/2034	364,415
1,181,971		Impac CMB Trust 2004-9, Class 1A2, 4.087%, 1/25/2035	901,654
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 3.477%, 2/25/2037	1,230,552
3,122,795		Master Asset Securitization Trust 2003-8, Class 3A2, 3.607%, 9/25/2033	2,916,476
3,803,260		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	3,610,786
2,194,881		Washington Mutual 2006-AR1, Class 2A1B, 3.925%, 1/25/2046	1,062,236
2,858,892		Washington Mutual 2006-AR15, Class 1A, 3.695%, 11/25/2046	1,549,378
1,423,580		Washington Mutual 2006-AR17, Class 1A, 3.675%, 12/25/2046	754,322
4,093,529		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	3,558,883
409,946		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 6.949%, 7/25/2034	297,112
4,096,142		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.729%, 7/25/2034	3,843,703
449,129		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 4.407%, 12/25/2035	22,456
		TOTAL	26,907,560
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,344,938)	33,248,524
		GOVERNMENT AGENCIES--6.7%
		Federal Home Loan Mortgage Corporation--5.2%
20,000,000		Federal Home Loan Mortgage Corp., 3.25%, 7/16/2010	20,070,180
		Federal National Mortgage Association--1.5%
6,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010	5,975,043
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $25,957,469)	26,045,223
		GOVERNMENTS/AGENCIES--1.0%
		Sovereign--1.0%
4,000,000		United Mexican States, Note, 4.625%, 10/8/2008 (IDENTIFIED COST $4,000,865)	3,980,040
Shares or Principal Amount			Value
		MUTUAL FUNDS--18.4% [3]
663,920		High Yield Bond Portfolio	$3,810,898
2,094,421		Federated Mortgage Core Portfolio	20,462,498
47,473,989	[4]	Prime Value Obligations Fund, Institutional Shares, 2.97%	47,473,989
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $72,307,253)	71,747,385
		REPURCHASE AGREEMENT--3.8%
$15,000,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008, under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	15,000,000
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $413,293,450) [5]	391,235,695
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [6]	(777,776)
		TOTAL NET ASSETS--100%	$390,457,919

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $18,606,224, which represented 4.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At September 30, 2008, these liquid restricted securities amounted to $17,756,785, which represented 4.5% of total net assets.

3 Affiliated companies.

4 7-Day net yield.

5 The cost of investments for federal tax purposes amounts to $413,329,802.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008

Assets:
Total investments in securities, at value, including $71,747,385 of investments in affiliated issuers (Note 5) (identified cost $413,293,450)		$391,235,695
Income receivable		1,699,951
Receivable for investments sold		48,741
Receivable for shares sold		866,779
TOTAL ASSETS		393,851,166
Liabilities:
Payable for shares redeemed	$3,018,788
Income distribution payable	171,018
Payable for Directors'/Trustees' fee	784
Payable for distribution services fee (Note 5)	41,658
Payable for shareholder services fee (Note 5)	53,657
Accrued expenses	107,342
TOTAL LIABILITIES		3,393,247
Net assets for 44,238,992 shares outstanding		$390,457,919
Net Assets Consist of:
Paid-in capital		$510,963,573
Net unrealized depreciation of investments		(22,057,755)
Accumulated net realized loss on investments, futures contracts and swap contracts		(98,445,697)
Distributions in excess of net investment income		(2,202)
TOTAL NET ASSETS		$390,457,919
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($189,261,148 ÷ 21,443,787 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.83
Offering price per share		$8.83
Redemption proceeds per share		$8.83
Institutional Service Shares:
Net asset value per share ($169,217,330 ÷ 19,171,789 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$8.83
Offering price per share		$8.83
Redemption proceeds per share		$8.83
Class A Shares:
Net asset value per share ($31,979,441 ÷ 3,623,416 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$8.83
Offering price per share (100/98.00 of $8.83) [1]		$9.01
Redemption proceeds per share		$8.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2008

Investment Income:
Interest (including income on securities loaned of $38,478)			$13,396,215
Dividends received from affiliated issuers (Note 5)			3,779,364
TOTAL INCOME			17,175,579
Expenses:
Investment adviser fee (Note 5)		$2,339,560
Administrative personnel and services fee (Note 5)		305,072
Custodian fees		25,388
Transfer and dividend disbursing agent fees and expenses		115,470
Directors'/Trustees' fees		8,100
Auditing fees		23,400
Legal fees		13,142
Portfolio accounting fees		111,753
Distribution services fee--Institutional Service Shares (Note 5)		325,149
Distribution services fee--Class A Shares (Note 5)		121,081
Shareholder services fee--Institutional Service Shares (Note 5)		209,537
Shareholder services fee--Class A Shares (Note 5)		99,859
Account administration fee--Institutional Service Shares		102,287
Share registration costs		45,587
Printing and postage		56,767
Insurance premiums		5,856
Taxes		25,418
Miscellaneous		3,497
TOTAL EXPENSES		3,936,923
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,687,001)
Waiver of administrative personnel and services fee	(8,159)
Waiver of distribution services fee--Institutional Service Shares	(65,030)
Reimbursement of shareholder services fee--Class A Shares	(350)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,760,540)
Net expenses			2,176,383
Net investment income			14,999,196
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including realized loss of $(308,024) on sale of investments in affiliated issuers (Note 5))			(3,949,167)
Net realized gain on futures contracts			55,007
Net realized loss on swap contracts			(1,008,110)
Net change in unrealized depreciation of investments			(14,919,913)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(19,822,183)
Change in net assets resulting from operations			$(4,822,987)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,999,196	$18,944,110
Net realized loss on investments, futures contracts and swap contracts	(4,902,270)	(826,760)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(14,919,913)	(1,779,809)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,822,987)	16,337,541
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,184,765)	(12,004,554)
Institutional Service Shares	(4,536,515)	(4,430,386)
Class A Shares	(1,467,958)	(2,423,612)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,189,238)	(18,858,552)
Share Transactions:
Proceeds from sale of shares	315,074,125	219,361,246
Net asset value of shares issued to shareholders in payment of distributions declared	10,427,476	10,899,260
Cost of shares redeemed	(275,310,768)	(297,389,856)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	50,190,833	(67,129,350)
Change in net assets	30,178,608	(69,650,361)
Net Assets:
Beginning of period	360,279,311	429,929,672
End of period (including undistributed (distributions in excess of) net investment income of $(2,202) and $82,021, respectively)	$390,457,919	$360,279,311

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on October 1, 2007. As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations. For the year ended September 30, 2008, the Fund had a net realized loss on swap contracts of $1,008,110.

At September 30, 2008, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended September 30, 2008, the Fund had a net realized gain on futures contracts of $55,007.

At September 30, 2008, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of September 30, 2008, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC Series 1999-3, Class B1, 6.647%, 2/3/2029	7/9/1999	$ 465,141
KLIO Funding Ltd. 2004-1A, Class A1, 3.344%, 4/23/2039	10/30/2006	$1,600,399
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 108,887
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,702,265	$89,039,167	15,959,322	$149,578,987
Shares issued to shareholders in payment of distributions declared	680,823	6,191,180	675,662	6,331,468
Shares redeemed	(13,804,406)	(125,701,510)	(16,791,282)	(157,354,967)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,421,318)	$(30,471,163)	(156,298)	$(1,444,512)

Year Ended September 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,627,818	$213,064,791	5,981,761	$56,097,852
Shares issued to shareholders in payment of distributions declared	327,569	2,954,972	264,202	2,476,301
Shares redeemed	(13,630,075)	(122,610,609)	(10,396,334)	(97,404,920)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	10,325,312	$93,409,154	(4,150,371)	$(38,830,767)

Year Ended September 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,431,082	$12,970,167	1,458,944	$13,684,407
Shares issued to shareholders in payment of distributions declared	140,606	1,281,324	223,158	2,091,491
Shares redeemed	(2,974,843)	(26,998,649)	(4,546,322)	(42,629,969)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,403,155)	$(12,747,158)	(2,864,220)	$(26,854,071)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,500,839	$50,190,833	(7,170,889)	$(67,129,350)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments relating to the reclassification of swap income.

For the year ended September 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$105,819	$(105,819)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$15,189,238	$18,858,552

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(2,202)
Net unrealized depreciation	$(22,094,104)
Capital loss carryforwards and deferrals	$(98,409,348)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At September 30, 2008, the cost of investments for federal tax purposes was $413,329,802. The net unrealized depreciation of investments for federal tax purposes was $22,094,107. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $665,518 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,759,625.

At September 30, 2008, the Fund had a capital loss carryforward of $95,044,829 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,707,405
2010	$ 7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$ 7,195,870
2015	$ 2,881,559
2016	$ 2,623,709

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2008, for federal income tax purposes, post October losses of $3,364,519 were deferred to October 1, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the Adviser voluntarily waived $1,607,615 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,159 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2008, FSC voluntarily waived $65,030 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2008, FSC retained $340,110 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2008, FSC retained no sales charges from Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2008, FSSC voluntarily reimbursed $350 of shareholder services fees. For the year ended September 30, 2008, FSSC received $1,162 of fees paid by the Fund. For the year ended September 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.80% and 0.90%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2008, the Adviser reimbursed $79,386. Transactions with affiliated companies during the year ended September 30, 2008 were as follows:

Affiliates	Balance of Shares Held 9/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2008	Value	Dividend Income
Federated Mortgage Core Portfolio	2,059,521	1,140,933	1,106,033	2,094,421	$20,462,498	$1,263,087
High Yield Bond Portfolio	--	663,920	--	663,920	$ 3,810,898	$ 9,573
Prime Value Obligations Fund, Institutional Shares	61,371,986	328,061,634	341,959,631	47,473,989	$47,473,989	$2,506,704
TOTAL OF AFFILIATED TRANSACTIONS	63,431,507	329,866,487	343,065,664	50,232,330	$71,747,385	$3,779,364

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2008, were as follows:

Purchases	$145,326,637
Sales	$120,912,400

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the year ended September 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Ultrashort Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund, a portfolio of Total Return Series, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 17, 2008

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated UltrashortBond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q747
Cusip 31428Q754

29540 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $71,000

Fiscal year ended 2007 - $65,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,858 respectively.  Fiscal year ended 2007 – Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008- $130,362

Fiscal year ended 2007- $159,522

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/_J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008